Description of Organization and Business Operations (Details) $ in Millions	3 Months Ended
Mar. 31, 2026 USD ($)
Description of Organization and Business Operations [Line Items]
Incorporated date	Jan. 05, 2026
Cash proceeds (in Dollars)	$ 80.0
Short-term fixed interest rate	6.00%
EM LLC [Member]
Description of Organization and Business Operations [Line Items]
Holding company ownership percentage	100.00%
Evolution Metals LLC (Korea) [Member]
Description of Organization and Business Operations [Line Items]
Holding company ownership percentage	100.00%
Korea DRE [Member]
Description of Organization and Business Operations [Line Items]
Holding company ownership percentage	100.00%